Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Document Type	497
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Central Index Key	0000357059
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Apr. 30, 2019
Entity Inv Company Type	N-1A
Delaware Limited-Term Diversified Income Fund | Class A
Risk/Return:
Trading Symbol	DTRIX
Delaware Limited-Term Diversified Income Fund | Class C
Risk/Return:
Trading Symbol	DTICX
Delaware Limited-Term Diversified Income Fund | Class R
Risk/Return:
Trading Symbol	DLTRX
Delaware Limited-Term Diversified Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DTINX
Delaware Limited-Term Diversified Income Fund | Class R6
Risk/Return:
Trading Symbol	DLTZX